Loans and Allowance for Credit Losses, Impaired Loans (Details) - OREO [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Property	Dec. 31, 2023 USD ($) Property
Collateral Dependent Loans [Abstract]
Number of other real estate owned | Property	0	68
Mortgage loans in process of foreclosure | $	$ 342	$ 348